Note 18 - Investments in Unconsolidated Joint Ventures - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets	$ 50,742	$ 5,288
Current liabilities	75,417	36,819
Long-term liabilities	263,716	117,388
Net operating revenues	66,088	41,048	$ 39,363
Net profit	(14,773)	(11,129)	$ (13,372)
City of Athens [Member]
Current assets	2,097	898
Non-current assets	29,730	30,853
Current liabilities	1,780	1,530
Long-term liabilities	14,996	15,627
Net operating revenues	5,320	4,182
Net profit	849	396
Net profit attributable to the Company	425	198
Eco Nine [Member]
Current assets	1,888	684
Non-current assets	29,852	30,975
Current liabilities	2,013	1,762
Long-term liabilities	15,414	15,900
Net operating revenues	5,332	3,229
Net profit	706	185
Net profit attributable to the Company	$ 353	$ 93